Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)				9 Months Ended	12 Months Ended
	Jan. 18, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Apr. 30, 2020
Antidilutive securities excluded from computation of earnings per share, amount		1,799,811	0
Debt instrument, face amount				$ 26,050,000		$ 104,000
Interest rate		1.00%			1.00%
Revenue remaining performance obligation expected timing of satisfaction explanation					Customer contracts generally do not include more than one performance obligation and the performance obligation is generally satisfied within 10 to 20 days.
Threshold minimum percentage for recognition of tax benefit					50.00%
SBA Paycheck Protection Program [Member]
Maturity date					April 2022
Greenhouse Facility [Member]
Property plant and equipment useful life					30 years
Equipment [Member]
Property plant and equipment useful life					5 years
LEO HOLDINGS III CORP [Member]
FDIC insured amount				250,000
Cash equivalents				0
Accrued for interest and penalties	$ 0			0
Unrecognized tax benefits	$ 0			$ 0
Class A Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Temporary equity shares outstanding				27,500,000
Class A Ordinary Shares [Member] | Private Placement Warrants [Member] | LEO HOLDINGS III CORP [Member]
Antidilutive securities excluded from computation of earnings per share, amount				10,833,333
Class B Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Number of shares forfeited during the period	900,000